Average Annual Total Returns - Harbor International Growth Fund	Retirement Class One Year		Retirement Class Annualized Five Years		Retirement Class Annualized Ten Years		Retirement Class Annualized Since Inception		Retirement Class Inception Date		Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Administrative Class One Year	Administrative Class Annualized Five Years	Administrative Class Annualized Ten Years	Administrative Class Annualized Since Inception	Administrative Class Inception Date	Investor Class One Year	Investor Class Annualized Five Years	Investor Class Annualized Ten Years	Investor Class Annualized Since Inception	Investor Class Inception Date	MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) One Year		MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) Annualized Five Years		MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) Annualized Ten Years		MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) Annualized Since Inception
Total	32.04%	[1]	13.99%	[1]	7.78%	[1]	5.07%	[1]	Jan. 03, 2016	[1]	31.99%	13.90%	7.74%	5.06%	Jan. 11, 1993	31.85%	13.67%	7.55%		19.12%	11.17%	6.37%		31.58%	13.60%	7.46%	7.95%	Jan. 11, 2002	31.45%	13.48%	7.34%	7.83%	Jan. 11, 2002	10.65%	[2]	8.93%	[2]	4.92%	[2]	[2]

[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return not available since the index has not been in existence as long as the Fund.